Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Interest income	¥ 67,317	$ 10,317	¥ 89,099	¥ 69,841
Held-to-maturity investments, long-term			36,816
Recognized credit loss	0
Shareholders' Equity	7,277,371		7,874,960	6,175,377	$ 1,115,305	¥ 4,507,746
Other comprehensive income (loss)-change in fair value of available-for-sale investments	(4)		4,306	9,314
Other comprehensive income (loss)-realized gains reclassified from other comprehensive income to "investment income"	(775)		5,103	9,663
Amortized cost of the available-for-sale investments	14,135		15,081
Impairment loss related to investments measured at cost, less impairment	115,100		0	0
Accumulated Other Comprehensive (Loss) Income
Schedule of Held-to-maturity Securities [Line Items]
Shareholders' Equity	¥ (79,114)		97,049	36,195		¥ (38,217)
PPDAI Group Inc. | Common Stock | Maximum
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	20.00%				20.00%
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Interest income	¥ 10,331		5,711	19,740
Held to maturity investment, gross unrecognized holding gain	¥ 5,087		4,565
Other-than-temporary impairment losses on held-to-maturity investments			¥ 104,365	¥ 0